STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NY 10038-4982

April 2, 2009

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Jeffrey Foor

Re:	Lazard Retirement Series, Inc.
Post-Effective Amendment No. 35 to Registration Statement on Form N-1A
(Registration Nos.: 811-08071; 333-22309)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the “Fund”), transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 35 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. The prospectus and statement of additional information (“SAI”) included in the Amendment have been marked to show changes from the Fund’s currently effective prospectus and SAI.

The Amendment is being filed in order to change the policy of Lazard Retirement U.S. Small Cap Equity Portfolio (the “Portfolio”) with respect to the investment of 80% of its assets (the “80% Policy”). Currently, the Portfolio’s 80% policy is to invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small cap U.S. companies (or other investments with similar economic characteristics). Small cap companies are considered to be those companies that, at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2000 Index. Effective June 1, 2009, the Portfolio’s name is changing to Lazard Retirement U.S. Small-Mid Cap Equity Portfolio and in connection therewith the Fund’s Board of Directors has approved changing the Portfolio’s 80% Policy to invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-mid cap U.S. companies (or other investments with similar economic characteristics). Small-mid cap companies are considered to be those companies that, at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2500 Index.

Other than the change in the Portfolio’s 80% Policy, no changes are being made in the Amendment that we believe could not have been effected in a filing pursuant to Rule 485(b) under the 1933 Act. Since this change does not appear to raise novel issues or problem areas that warrant particular attention of the staff (the “Staff”) of the Securities and Exchange Commission in reviewing the Amendment, on behalf of the Fund, we request that the Amendment be given selective review by the Staff limited to disclosure related to this item.

The Fund intends to file a further post-effective amendment pursuant to Rule 485(b) under the 1933 Act prior to effectiveness of the Amendment in order to update financial and other information, to respond to any comments the Staff may have on Amendment and to file outstanding exhibits.

Please telephone the undersigned at 212.806.6141, or Linda Y. Kim of this office at 212.806.6173, if you have any questions.

Very truly yours,

/s/ Janna Manes

Janna Manes

cc:	Linda Y. Kim